15. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments	The future minimum payment obligations as of December 31, 2019, for operating leases are as follows:
2020	$352,888
2021	$367,636
2022	$335,659
2023	$28,588
2024	$–